Accounting for Warrant Liability (Details) - Schedule of Warrant Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant Liabilities:
Warrant liability	$ 112,000	$ 467,000	$ 12,920,000
Warrant Liability [Member]
Warrant Liabilities:
Warrant liability		467,000	12,920,000
Public Warrants [Member]
Warrant Liabilities:
Warrant liability	56,000	300,000	8,300,000
Private Placement Warrants [Member]
Warrant Liabilities:
Warrant liability	56,000	167,000	4,620,000
Quoted Prices in Active Markets (Level 1) [Member]
Warrant Liabilities:
Warrant liability		300,000
Quoted Prices in Active Markets (Level 1) [Member] | Warrant Liability [Member]
Warrant Liabilities:
Warrant liability		300,000	8,300,000
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Warrant Liabilities:
Warrant liability		300,000	8,300,000
Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Warrant Liabilities:
Warrant liability
Significant Other Observable Inputs (Level 2) [Member]
Warrant Liabilities:
Warrant liability	112,000	167,000
Significant Other Observable Inputs (Level 2) [Member] | Warrant Liability [Member]
Warrant Liabilities:
Warrant liability		167,000	4,620,000
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Warrant Liabilities:
Warrant liability	56,000
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Warrant Liabilities:
Warrant liability	56,000	167,000	4,620,000
Significant Other Unobservable Inputs (Level 3) [Member]
Warrant Liabilities:
Warrant liability
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant Liability [Member]
Warrant Liabilities:
Warrant liability
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Warrant Liabilities:
Warrant liability
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Warrant Liabilities:
Warrant liability